Business Combination - Additional Information (Details) - Music Content Company ¥ in Millions	1 Months Ended
Oct. 31, 2018 CNY (¥)
Disclosure Of Business Combinations [Line Items]
Maximum variable consideration	¥ 400
Variable consideration, fair value	¥ 63
Name of acquiree	music content production company